UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008
                                               ------------------

Check here if amendment [ ]: Amendment Number: ___
This Amendment (Check one only.): [ ]is a restatement
                                  [ ]adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       PilotRock Investment Partners GP, LLC
            -------------------------------------
Address:    1700 East Putnam Avenue
            -------------------------------------
            Old Greenwich, CT 06870
            -------------------------------------


Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Thomas D. O'Malley, Jr.
            -----------------------------
Title:      Managing Member
            -----------------------------
Phone:      (203) 698-8800
            -----------------------------
Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 14, 2008
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
-------------------                 -------------------


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



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                        --------------------------
Form 13F Information Table Entry Total:         18
                                        --------------------------
Form 13F Information Table Value Total:        441333
                                        --------------------------
                                              (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number       Name
---    --------------------       ----
1      28-10619                   O'Malley, Jr., Thomas D.
       ---------                  ---------------------------------



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
                                                                                     INVESTMENT DISCRETION            VOTING
                                                      VALUE            SH/ PUT/          SHARED  SHARED   MANAGERS   AUTHORITY
       ISSUER               CLASS           CUSIP    (000's)   SHARES  PRN CALL  SOLE   DEFINED   OTHER             SOLE   SHARED
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP            COM            001547108 25321      976899  SH         X                         1        976899
BANK OF AMERICA CORPORATION COM            060505104 21595      617000  SH         X                         1        617000
CALPINE CORP                COM NEW        131347304 40241     3095426  SH         X                         1       3095426
CONOCOPHILLIPS              COM            20825C104 21975      300000  SH         X                         1        300000
CONSOL ENERGY INC           COM            20854P109 19999      435797  SH         X                         1        435797
CREDIT SUISSE GROUP         SPONSORED ADR  225401108 1385       28681   SH         X                         1        28681
ENERGYSOLUTIONS INC         DEPOSITARY SH  292756202 3464       346400  SH         X                         1        346400
EXXON MOBIL CORP            COM            30231G102 40772      525000  SH         X                         1        525000
FOSTER WHEELER LTD          SHS NEW        G36535139 36764     1018100  SH         X                         1       1018100
GEN-PROBE INC NEW           COM            36866T103 3055       57583   SH         X                         1        57583
GENERAL CABLE CORP DEL NEW  COM            369300108 38396     1077636  SH         X                         1       1077636
GENTEK INC                  COM NEW        37245X203 13535      526434  SH         X                         1        526434
GOLDMAN SACHS GROUP INC     COM            38141G104 38464      300500  SH         X                         1        300500
OCCIDENTAL PETE CORP DEL    COM            674599105 36070      512000  SH         X                         1        512000
PEABODY ENERGY CORP         COM            704549104 13500      300000  SH         X                         1        300000
PROSHARES TR                ULTRA QQQ PSHS 74347R206 36666      700000  SH         X                         1        700000
PROSHARES TR                ULTRA FINL PRO 74347R743 40430     2305000  SH         X                         1       2305000
UNITED STATES STL CORP NEW  COM            912909108 9701       125000  SH         X                         1        125000
TOTAL                                               441333


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